Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Ordinary shares	Additional paid-in capital	Accumulated other comprehensive Income	Accumulated deficit	Total
Balance at Dec. 31, 2020		$ 130,416	$ 1,127	$ (125,469)	$ 6,074
Balance (in Shares) at Dec. 31, 2020	463,769,463
Issuance of ordinary shares due to exercise of warrants net of issuance expenses of $ 386 (Note 10b(7)(8))		11,767			11,767
Issuance of ordinary shares due to exercise of warrants net of issuance expenses of $ 386 (Note 10b(7)(8)) (in Shares)	293,926,830
Issuance of ordinary shares and warrants, net of issuance costs of $ 973 (Note 10b(6))		8,690			8,690
Issuance of ordinary shares and warrants, net of issuance costs of $ 973 (Note 10b(6)) (in Shares)	57,000,000
Issuance of share capital in exchange for services (Note 10b(10))		68			$ 68
Issuance of share capital in exchange for services (Note 10b(10)) (in Shares)	1,050,000				93,000,000
dividends related to the warrants exercise (Note 10b(12))		2,590		(2,590)
Share-based payments		398			398
Net loss				(12,615)	(12,615)
Balance at Dec. 31, 2021		153,929	1,127	(140,674)	14,382
Balance (in Shares) at Dec. 31, 2021	815,746,293
Share-based payments		263			263
Net loss				(10,173)	(10,173)
Balance at Dec. 31, 2022		154,192	1,127	(150,847)	$ 4,472
Balance (in Shares) at Dec. 31, 2022	815,746,293				815,746,293
Issuance of ordinary shares due to exercise of warrants net of issuance expenses of $ 386 (Note 10b(7)(8))		2,618			$ 2,618
Issuance of ordinary shares due to exercise of warrants net of issuance expenses of $ 386 (Note 10b(7)(8)) (in Shares)	454,091,100
Issuance of ordinary shares and warrants, net of issuance costs of $ 973 (Note 10b(6))		6,526			6,526
Issuance of ordinary shares and warrants, net of issuance costs of $ 973 (Note 10b(6)) (in Shares)	90,000,000
Share-based payments		261			261
Net loss				(7,634)	(7,634)
Balance at Dec. 31, 2023		$ 163,597	$ 1,127	$ (158,481)	$ 6,243
Balance (in Shares) at Dec. 31, 2023	1,359,837,393				1,359,837,393